Cost Optimization Program [Tables]	12 Months Ended
Mar. 03, 2012
Cost Optimization Program [Abstract]
Schedule of Company's Cost Optimization Program

	Employee Termination Benefits	Facilities Costs	Total
Balance as at February 28, 2011	$—	$—	$—
Charges incurred	73	52	125
Cash payments made	(63)	(9)	(72)
Foreign exchange adjustments	—	1	1

Balance as at March 3, 2012	$10	$44	$54

Schedule of company's cost optimization charge

Cost of sales	$14
Research and development	23
Selling, marketing and administration	88

Total Program charge	$125